[DESCRIPTION]   ANNUAL REPORT
{.TX}1-14
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                      CHESAPEAKE INVESTORS, INC.
                            ANNUAL REPORT
                          SEPTEMBER 30, 2000

Dear Shareholder:

     The financial report, contained herein, shows results for the fiscal year ended September 30, 2000. Net investment income totalled $761,639 or $.20 per share compared to $767,329 or $.20 per share for the previous year. The net asset value decreased to $4.06 per share from $4.08 per share as of September 30, 1999.

     It is the Company's intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,


Albert W. Turner,                                     Warren W. Pearce, Jr.,
Chairman of the Board                                 President

November 20, 2000

                                      - 1 -

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                       INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Chesapeake Investors, Inc.

We have audited the accompanying statement of assets and liabilities of Chesapeake Investors, Inc., including the schedule of investments in securities, as of September 30, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chesapeake Investors, Inc. as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



STOY, MALONE & COMPANY,P.C.

Bethesda, Maryland
November 20, 2000

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                                CHESAPEAKE INVESTORS, INC.
                          STATEMENT OF ASSETS AND LIABILITIES
                                   SEPTEMBER 30, 2000


ASSETS:
   Investments in Long-Term Securities, at Value
        (Amortized Cost $13,791,958)                             $14,406,276
   Investments in Short-Term Securities
        (at cost which approximates market)                          725,794
   Accrued Interest Receivable                                       250,711
                                                                 -----------
               Total  Assets                                      15,382,781
                                                                 -----------
LIABILITIES:
   Accounts Payable and Accrued Expenses                              17,745
                                                                 -----------
               Total  Liabilities                                     17,745
                                                                 -----------

NET ASSETS:
   Net Assets (Equivalent to $4.06 per share based on
         3,783,960 shares of capital stock outstanding)          $15,365,036
                                                                 ===========



                            See Notes to Financial Statements

                                       - 3 -

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                               CHESAPEAKE INVESTORS, INC.
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                  SEPTEMBER 30, 2000

                                        Face         Amortized
                          Rating*      Amount           Cost         Value
                          ------   ------------    -------------   ------------
Investments in Long-Term
 Securities:

Alabama:
 Birmingham, Alabama
    Refunding UT GO Bond
    5.0%, due 4/1/19          AA  $    420,000    $     420,000   $    393,876
                                  ------------    -------------   ------------
Arizona:
 Salt River Project,
    Arizona - Series C Revenue
    5.5%, due 1/1/28          AA       700,000          687,460        678,860
 Maricopa County
    Arizona School District
    5.5%, due 7/1/05         AAA       650,000          659,804        674,050
                                   -----------    -------------   ------------
      Total Arizona                  1,350,000        1,347,264      1,352,910
                                   -----------    -------------   ------------
Arkansas:
 Jefferson County, Arkansas
    Single Family Mortgage
    7.25%, due 12/1/10       Aaa       355,000          326,492        406,226
 Little Rock, Arkansas
    Single Family Mortgage,
    7.3%:
    due 9/1/01               AAA        25,000           24,870         25,647
    due 9/1/02               AAA        30,000           29,686         31,533
    due 9/1/03               AAA        35,000           34,463         37,601
    due 9/1/04               AAA        35,000           34,306         38,367
    due 9/1/05               AAA        40,000           39,040         44,656
    due 9/1/06               AAA        35,000           34,024         39,701
    due 9/1/07               AAA        45,000           43,583         51,746
    due 9/1/08               AAA        50,000           48,258         58,175
    due 9/1/09               AAA        50,000           48,100         58,770
    due 9/1/10               AAA        30,000           28,772         35,568
                                  ------------    -------------   ------------
       Total Arkansas                  730,000          691,594        827,990
                                  ------------    -------------   ------------

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                             CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                 SEPTEMBER 30, 2000


                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------   ------------    -------------   ------------
Florida:
 City of Gainesville, Florida,
    Utility System Revenue,
    9.125%, due 10/1/05     AAA        500,000          500,000        578,850
                                  ------------    -------------   ------------
Georgia:
 Municipal Electric Authority
    6%, due 1/1/05          AAA        700,000          720,486        735,560
                                  ------------    -------------   ------------
Illinois:
 Chicago, Illinois
    UTGO Public Library
    6.60%, due 1/1/04       AAA        700,000          708,665        734,020
 Chicago, Illinois
    School Finance Authority
    5%, due 6/1/09          AAA        650,000          624,939        652,015
                                  ------------    -------------   ------------
       Total Illinois                1,350,000        1,333,604      1,386,035
                                  ------------    -------------   ------------
Louisiana:
 Shreveport, Louisiana,
    Single Family Mortgage,
    6.75%, due 9/1/10       Aaa        380,000          341,058        412,072
                                 -------------    -------------   ------------
Massachusetts:
 Massachusetts State Utility
    Government Bond,
    7.625%, due 6/1/08      Aaa        500,000          538,232        520,350
 Massachusetts Bay
    Transit Authority
    5.75%, due 7/1/15       AAA        500,000          516,994        519,350
                                 -------------    -------------   ------------
       Total Massachusetts           1,000,000        1,055,226      1,039,700
                                 -------------    -------------   ------------

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                                CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                 SEPTEMBER 30, 2000


                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------   ------------    -------------   -----------
Minnesota:
 Southern Minnesota Municipal
   Power Agency, Serial A
   5.7%, due 1/1/05           A+       650,000          659,925        673,855
                                  ------------    -------------   ------------

New Jersey:
 New Jersey State Ref-Ser F
   5.25%, due 8/1/14         AA+       750,000          760,742        748,275
                                  ------------    -------------   ------------
New York:
 New York State
   Local Revenue
   5.375%, due 4/1/16         A+       200,000          188,949        197,160
 New York State
   Local Revenue
   5.125%, due 4/1/10        AAA       400,000          393,893        406,520
                                  ------------    -------------   ------------
       Total New York                  600,000          582,842        603,680
                                  ------------    -------------   ------------

North Carolina:
 North Carolina Municipal
   Power Agency
   7.25%, due 1/1/07        BBB+       400,000          422,130        438,880
 Charlotte, NC Utility
   General Obligation
   5.5%, due 7/1/07          AAA       500,000          513,176        516,100
                                  ------------    -------------   ------------
      Total North Carolina             900,000          935,306        954,980
                                  ------------    -------------   ------------

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                                CHESAPEAKE INVESTORS, INC.
                    SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                  SEPTEMBER 30, 2000




                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------    -----------    -------------   -----------
Pennsylvania:
 Allegheny County, Pennsylvania
   Hospital Development Authority
   6.0%, due 11/1/23         AAA       700,000          675,265        706,370
 Commonwealth of Pennsylvania
   Utility Government Obligation
   6.3%, due 11/1/02         AAA       700,000          705,807        724,150
 Pennsylvania Intergovernmental
   Coop Authority Special
   Tax Revenue
   7%, due 6/15/04           AAA       500,000          509,828        540,650
                                  ------------    -------------   ------------
      Total Pennsylvania             1,900,000        1,890,900      1,971,170
                                  ------------    -------------   ------------
Texas:
 Cypress-Fairbanks, Texas
   Independent School District
   5.5%, due 2/15/10         AAA       700,000          700,000        708,408
 Texas Water Development
   Board Revenue
   5.5%, due 7/15/10         AAA       750,000          751,961        770,625
                                  ------------    -------------   ------------
      Total Texas                    1,450,000        1,451,961      1,479,033
                                  ------------    -------------   ------------


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                                CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                 SEPTEMBER 30, 2000

                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          -------  ------------    -------------   ------------
Utah:
 Salt Lake City, Utah
   Hospital Revenue
   8.125%, due 5/15/15       AAA       700,000          708,323        869,330
                                  ------------    -------------   ------------
Washington:
 Washington State Public Power
   5.125%, due 7/1/17        AAA       400,000          392,727        378,960
                                  ------------    -------------   ------------
      Total Investments in
         Long-Term Securities    $  13,780,000   $   13,791,958  $  14,406,276
                                  ============    =============   ============

* Ratings - Standard & Poor's or Moody's
                     Unaudited

                                                    Face
                                                   Amount             Cost
                                                -------------    --------------
Investments in Short-Term Securities:

 State Street Global Advisor
   Tax Free Money Market Fund, 3.29%           $     725,794   $       725,794
      Total Investments                        -------------    --------------
         in Short-Term Securities              $     725,794   $       725,794
                                               =============   ===============

                    See Notes to Financial Statements


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                                CHESAPEAKE INVESTORS, INC.
                                 STATEMENT OF OPERATIONS
                               YEAR ENDED SEPTEBER 30, 2000

INVESTMENT INCOME:
     Interest Income                                             $     874,239
                                                                  ------------
EXPENSES:
     Investment Advisory Fee                                            51,834
     Custodian Fees                                                      7,817
     Transfer Agent and Dividend
       Disbursing Agent Fees                                            11,721
     Legal and Auditing Services                                        13,250
     Administrative Services                                            18,000
     Compensation of Directors not
       Members of the Investment Adviser's Organization                  4,000
     Printing Costs                                                      3,575
     Miscellaneous                                                       2,403
                                                                  ------------
          Total Expenses                                               112,600
                                                                  ------------
               Net Investment Income                                   791,639
                                                                  ------------

REALIZED GAIN AND UNREALIZED LOSS ON INVESTMENTS:
     Realized Gain On Investments
          Transactions (Excluding Short-Term Securities):
            Proceeds from Sales                                      1,062,950
            Cost of Investments Sold                                 1 037,696
                                                                  ------------
              Net Realized Gain on Investments                          25,254
                                                                  ------------
     Unrealized Loss on Investments:
          Unrealized Appreciation of Investments
               at Beginning of Year                                    668,382
          Unrealized Appreciation of Investments
               at End of Year                                          614,318
                                                                  ------------
                  Net Unrealized Loss on Investments                   (54,064)
                                                                  ------------
               Net Realized Gain and Unrealized Loss on
                    Investments                                        (28,810)
                                                                  ------------
Net Increase in Net Assets Resulting
     from Operations                                             $     732,829
                                                                  ============

                               See Notes to Financial Statements


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                                CHESAPEAKE INVESTORS, INC.
                            STATEMENTS OF CHANGES IN NET ASSETS
                          YEARS ENDED SEPTEMBER 30, 2000 AND 1999

                                               2000                 1999
                                          --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
          Net Investment Income            $     761,639      $       767,329
          Net Realized Gain on
             Investments                          25,254               62,316
          Net Unrealized Loss
             on Investments                      (54,064)            (846,483)
                                           -------------        -------------
     Net Increase (Decrease) in Net Assets
          Resulting from Operations              732,829              (16,838)

     Dividends to Shareholders from:
          Net Investment Income                 (751,224)            (793,465)
          Net Realized Gain on Investments       (62,316)              (1,155)
                                          --------------        -------------
                       Total Decrease
                         in Net Assets           (80,711)            (811,458)

NET ASSETS:
     Beginning of Year                        15,445,747           16,257,205
                                          --------------       --------------
     End of Year (Including Undistributed
        Net Investment Income of $807,494
        and $797,079, respectively, and
        undistributed net realized gains
        of $25,254 and $62,316,
        respectively)                      $  15,365,036        $  15,445,747
                                           =============        =============

                            See Notes to Financial Statements

                       CHESAPEAKE INVESTORS, INC.
                     NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

     Chesapeake Investors, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Security Valuation - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

C. Other - The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

                                      - 11 -

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(2) - CAPITAL STOCK

      At September 30, 2000, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at September 30, 2000 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

      Sales and maturities of securities during fiscal year 2000, other than short-term securities, aggregated $1,062,950.

      Purchases of long-term securities during fiscal year 2000 aggregated $517,090.

      For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at September 30, 2000, was $13,590,724. Gross unrealized gains and losses totalled $889,901 and $74,349, respectively, for Federal income tax purposes at September 30, 2000.

(4) - INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

      Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for fiscal year 2000 totalled $51,834.

      For fiscal year 2000, fees of $18,000 for administrative services were paid to Carrollton Enterprises Management Company, LLC. The Chairman of the Board is the owner of that firm.

(5) - DIVIDENDS

      During fiscal year 2000, the Company distributed dividends of $813,540 to its shareholders. On October 5, 2000, the Company declared a $.055 per share dividend, aggregating $208,118, payable November 2, 2000, to shareholders of record October 19, 2000.
                                       - 12 -

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                               CHESAPEAKE INVESTORS, INC.
                              SUPPLEMENTARY INFORMATION
                                 FINANCIAL HIGHLIGHTS

                                       YEAR ENDED SEPTEMBER 30,
                       ----------------------------------------------------
                          2000       1999       1998       1997       1996
                         ------     ------     ------     ------     ------
PER SHARE DATA:*
 Investment Income       $  .23     $  .23     $  .24     $  .24     $   .25
 Expenses                   .03        .03        .03        .03         .03
                         ------     ------     ------     ------      ------

 Net Investment Income      .20        .20        .21        .21         .22
 Dividends from:
  Net Investment Income    (.20)      (.21)      (.21)      (.19)       (.23)
  Net Realized Gain
   on Investments          (.02)         -          -       (.04)       (.01)
 Net Realized and
   Unrealized Gain
    (Loss) on Investments    -        (.20)       .07        .06         .01
                         ------     ------     ------     ------      ------
 Net Increase (Decrease)
  in Net Asset Value       (.02)      (.21)       .07        .04        (.01)
 Net Asset Value:
  Beginning of Year        4.08       4.29       4.22       4.18        4.19
                         ------     ------     ------     ------      ------
  End of Year            $ 4.06     $ 4.08     $ 4.29     $ 4.22      $ 4.18
                         ======     ======     ======     ======      ======

RATIOS:

 Ratio of Expenses to
  Average Net Assets       .73%       .79%       .72%       .72%        .72%
 Ratio of Net Investment
  Income to Average Net
  Assets                  4.96%      4.82%      4.90%      5.07%       5.22%

*Selected data for a share of capital stock outstanding throughout the year.

                                       - 13 -

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DIRECTORS                                     INVESTMENT ADVISER

Albert W. Turner                              Federated Investment
Herndon G. Kilby                              Counseling, Inc.
Warren W. Pearce,  Jr.                        Pittsburgh, Pennsylvania
Edna L. Ryon
Harry F. Breitback
                                              CUSTODIAN

                                              State Street Bank
                                              and Trust Company
                                              North Quincy, Massachusetts

OFFICERS                                      TRANSFER AGENT

Albert W. Turner,                             Registrar and Transfer Company
    Chairman of the Board                     Cranford, New Jersey
Warren W. Pearce,  Jr.,
    President
Herndon G. Kilby,                             INDEPENDENT AUDITORS
   Secretary-Treasurer
                                              Stoy, Malone & Company,P.C.
                                              Bethesda, Maryland
OFFICES

11785 Beltsville Drive
Beltsville, Maryland

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